Taxation - Reconciliation of Income Tax at Statutory Corporate Income Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of tax [Abstract]
(Loss) Income before income tax and share of results of equity investees	$ 778,783	$ 432,394	$ (1,500,533)
Tax expense computed at tax rate of 17%	132,393	73,507	(255,091)
Changes in valuation allowance	(68,734)	44,491	389,129
Non-taxable and non-deductible items	30,124	(11,306)	25,387
Effect of concessionary tax rate and tax reliefs	(48,627)	(42,696)	(117,558)
Withholding tax expense	45,609	39,338	36,878
Foreign tax effects	101,966	154,756	85,204
Changes in unrecognized tax benefits	131,893	6,000	0
Others	(3,456)	(1,410)	4,446
Income tax expense	$ 321,168	$ 262,680	$ 168,395